Shareholder Report, Holdings (Details) - C000249911	Mar. 31, 2025
AssetU.S. Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	175.50%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
AssetNon-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
AssetShort-Term Instruments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(81.00%)

[1]	Rounded value of investments is less than 0.1% of net assets.